Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Schedule of Maturities of Time Deposits [Table Text Block]	At December 31, 2013, the scheduled maturities of time deposits are as follows (in thousands):

2014	$105,493
2015	48,688
2016	31,307
2017	15,980
2018	9,961
$211,429